Document And Entity Information	Dec. 06, 2021
Document Information Line Items
Entity Registrant Name	PG&E Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001004980
Document Period End Date	Dec. 06, 2021
Entity Emerging Growth Company	false
Entity File Number	001-12609
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Pacific Gas and Electric Company
Document Information Line Items
Entity Registrant Name	Pacific Gas and Electric Company
Entity Central Index Key	0000075488
Entity Emerging Growth Company	false
Entity File Number	001-02348
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-0742640
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Common Stock, no par value
Document Information Line Items
Trading Symbol	PCG
Title of 12(b) Security	Common stock, no par value
Security Exchange Name	NYSE
Equity Units
Document Information Line Items
Trading Symbol	PCGU
Title of 12(b) Security	Equity Units
Security Exchange Name	NYSE
First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Document Information Line Items
Trading Symbol	PCG-PE
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% series A redeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% redeemable
Document Information Line Items
Trading Symbol	PCG-PD
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% redeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Document Information Line Items
Trading Symbol	PCG-PG
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.80% redeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Document Information Line Items
Trading Symbol	PCG-PH
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.50% redeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Document Information Line Items
Trading Symbol	PCG-PI
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 4.36% series A redeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Document Information Line Items
Trading Symbol	PCG-PA
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 6% nonredeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Document Information Line Items
Trading Symbol	PCG-PB
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5.50% nonredeemable
Security Exchange Name	NYSEAMER
First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Document Information Line Items
Trading Symbol	PCG-PC
Title of 12(b) Security	First preferred stock, cumulative, par value $25 per share, 5% nonredeemable
Security Exchange Name	NYSEAMER